Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Schedule of allocation of plan assets

       The Company's 2013 target long-term asset mix and actual asset allocation for the Company's pension plans based on fair value, are as follows:

	Target	Percentage
	long-term	of plan assets
Asset allocation	asset mix	2013	2012

Cash and short-term investments	3%	5%	4%
Bonds and mortgages	37%	25%	28%
Equities	45%	41%	41%
Real estate	4%	2%	2%
Oil and gas	7%	8%	8%
Infrastructure	4%	5%	4%
Absolute return	-	10%	9%
Risk-based allocation	-	4%	4%
Total	100%	100%	100%

Fair value of plan assets by class

The following tables present the fair value of plan assets as at December 31, 2013 and 2012 by asset class, their level within the fair value hierarchy and the valuation techniques and inputs used to measure such fair value:

In millions		Fair value measurements at December 31, 2013
Asset class	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$897	$16	$881	$-
Bonds (2)
Canada, U.S. and supranational	1,416	-	1,416	-
Provinces of Canada and municipalities	2,297	-	2,297	-
Corporate	111	-	111	-
Emerging market debt	261	-	261	-
Mortgages (3)	166	-	166	-
Equities (4)
Canadian	2,160	2,138	-	22
U.S.	1,307	1,307	-	-
International	3,421	3,421	-	-
Real estate (5)	299	-	-	299
Oil and gas (6)	1,380	379	40	961
Infrastructure (7)	788	10	115	663
Absolute return funds(8)			-	-
Multi-strategy	460	-	460	-
Fixed income	519	-	486	33
Equity	391	2	389	-
Global macro	328	-	328	-
Risk-based allocation (9)	607	-	607	-
	$16,808	$7,273	$7,557	$1,978
Other (10)	61
Total plan assets	$16,869

In millions		Fair value measurements at December 31, 2012
Asset class	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$615	$13	$602	$-
Bonds (2)
Canada, U.S. and supranational	1,735	-	1,735	-
Provinces of Canada	2,152	-	2,152	-
Corporate	35	-	35	-
Emerging market debt	353	-	353	-
Mortgages (3)	133	-	133	-
Equities (4)
Canadian	2,220	2,198	-	22
U.S.	1,121	1,121	-	-
International	3,082	3,082	-	-
Real estate (5)	279	-	-	279
Oil and gas (6)	1,339	370	29	940
Infrastructure (7)	679	8	94	577
Absolute return funds(8)
Multi-strategy	410	-	410	-
Fixed income	425	-	415	10
Commodity	91	-	91	-
Equity	259	-	259	-
Global macro	296	-	296	-
Risk-based allocation (9)	586	-	586	-
	$15,810	$6,792	$7,190	$1,828
Other (10)	1
Total plan assets	$15,811
Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
		Footnotes to the table follow on the next page

(1)	Cash and short-term investments are valued at cost, which approximates fair value, and are categorized as Level 1 for cash and Level 2 for short-term investments.
(2)	Bonds are valued using mid-price bids obtained from independent pricing data suppliers, predominantly TMX Group Inc. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments. All bonds are categorized as Level 2.
(3)	Mortgages are secured by real estate. The fair value of $166 million ($133 million in 2012) of mortgages categorized as Level 2 is based on the present value of future cash flows using current market yields for comparable instruments.

(4)	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets. The fair value of equity investments of $22 million ($22 million in 2012) categorized as Level 3 represent units in private equity funds which are valued by their independent administrators.
(5)	The fair value of real estate investments of $299 million ($279 million in 2012) includes land and buildings classified as Level 3 and is presented net of related mortgage debt of $41 million ($48 million in 2012). Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis.
(6)	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $961 million ($940 million in 2012) classified as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(7)	Infrastructure investments consist of $10 million ($8 million in 2012) of publicly traded equity securities of infrastructure companies classified as Level 1, $115 million ($94 million in 2012) of public and private debt issued by infrastructure companies classified as Level 2 and $663 million ($577 million in 2012) of infrastructure funds that are classified as Level 3 and are valued based on discounted cash flows or earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated.
(8)	Absolute return investments are valued using the net asset value as reported by the independent fund administrators. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Absolute return investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.

(9)	Risk-based allocation investments are valued using the net asset value as reported by the independent fund administrators and are classified as Level 2. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.

(10)	Other consists of operating assets of $85 million ($94 million in 2012) and liabilities of $24 million ($93 million in 2012) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

Reconciliation of the fair value of investments categorized as Level 3

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

	Fair value measurements based on significant unobservable inputs (Level 3)

In millions	Equities (4)	Real estate (5)	Oil and gas (6)	Infrastructure (7)	Absolute return (8)	Total
Beginning balance at
December 31, 2011	$22	$214	$889	$619	$-	$1,744
Actual return relating to assets still held at the reporting date	2	68	90	(13)	-	147
Purchases, sales and settlements	(2)	(3)	(39)	(29)	10	(63)
Balance at
December 31, 2012	$22	$279	$940	$577	$10	$1,828
Actual return relating to assets still held at the reporting date	2	26	72	43	3	146
Purchases, sales and settlements	(2)	(6)	(51)	43	20	4
Ending balance at
December 31, 2013	$22	$299	$961	$663	$33	$1,978

(4)	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets. The fair value of equity investments of $22 million ($22 million in 2012) categorized as Level 3 represent units in private equity funds which are valued by their independent administrators.
(5)	The fair value of real estate investments of $299 million ($279 million in 2012) includes land and buildings classified as Level 3 and is presented net of related mortgage debt of $41 million ($48 million in 2012). Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis.
(6)	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $961 million ($940 million in 2012) classified as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(7)	Infrastructure investments consist of $10 million ($8 million in 2012) of publicly traded equity securities of infrastructure companies classified as Level 1, $115 million ($94 million in 2012) of public and private debt issued by infrastructure companies classified as Level 2 and $663 million ($577 million in 2012) of infrastructure funds that are classified as Level 3 and are valued based on discounted cash flows or earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated.
(8)	Absolute return investments are valued using the net asset value as reported by the independent fund administrators. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Absolute return investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.

Obligations and funded status - change in benefit Obligation

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2013	2012	2013	2012

Change in benefit obligation
Projected benefit obligation at beginning of year	$16,335	$15,548	$277	$284
Amendments	-	-	-	6
Interest cost	658	740	11	13
Actuarial loss (gain)	(747)	812	(22)	(3)
Service cost	155	134	3	4
Curtailment gain	-	-	-	(6)
Plan participants’ contributions	56	55	-	-
Foreign currency changes	16	(5)	5	(3)
Benefit payments, settlements and transfers (1)	(963)	(949)	(18)	(18)
Projected benefit obligation at end of year	$15,510	$16,335	$256	$277
Component representing future salary increases	(344)	(443)	-	-
Accumulated benefit obligation at end of year	$15,166	$15,892	$256	$277

(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan in 2012.
Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2013 were $14,458 million and $16,059 million respectively ($15,247 million and $15,042 million, respectively, at December 31, 2012).

Obligations and funded status - change in plan assets

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2013	2012	2013	2012

Change in plan assets
Fair value of plan assets at beginning of year	$15,811	$14,719	$-	$-
Employer contributions	226	833	-	-
Plan participants’ contributions	56	55	-	-
Foreign currency changes	10	(2)	-	-
Actual return on plan assets	1,728	1,135	-	-
Benefit payments, settlements and transfers	(962)	(929)	-	-
Fair value of plan assets at end of year	$16,869	$15,811	$-	$-

(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan in 2012.
Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2013 were $14,458 million and $16,059 million respectively ($15,247 million and $15,042 million, respectively, at December 31, 2012).

Schedule of net funded status

(i) Obligations and funded status

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2013	2012	2013	2012

Change in benefit obligation
Projected benefit obligation at beginning of year	$16,335	$15,548	$277	$284
Amendments	-	-	-	6
Interest cost	658	740	11	13
Actuarial loss (gain)	(747)	812	(22)	(3)
Service cost	155	134	3	4
Curtailment gain	-	-	-	(6)
Plan participants’ contributions	56	55	-	-
Foreign currency changes	16	(5)	5	(3)
Benefit payments, settlements and transfers (1)	(963)	(949)	(18)	(18)
Projected benefit obligation at end of year	$15,510	$16,335	$256	$277
Component representing future salary increases	(344)	(443)	-	-
Accumulated benefit obligation at end of year	$15,166	$15,892	$256	$277

Change in plan assets
Fair value of plan assets at beginning of year	$15,811	$14,719	$-	$-
Employer contributions	226	833	-	-
Plan participants’ contributions	56	55	-	-
Foreign currency changes	10	(2)	-	-
Actual return on plan assets	1,728	1,135	-	-
Benefit payments, settlements and transfers	(962)	(929)	-	-
Fair value of plan assets at end of year	$16,869	$15,811	$-	$-

Funded status (Excess (deficiency) of fair value of plan assets over projected
benefit obligation at end of year)	$1,359	$(524)	$(256)	$(277)

(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan in 2012.
Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2013 were $14,458 million and $16,059 million respectively ($15,247 million and $15,042 million, respectively, at December 31, 2012).

Amounts recognized in the Consolidated Balance Sheet
(ii) Amounts recognized in the Consolidated Balance Sheet
		Pensions		Other postretirement benefits
In millions	December 31,	2013	2012	2013	2012

Noncurrent assets (Note 5)		$1,662	$-	$-	$-
Current liabilities (Note 6)		-	-	(18)	(17)
Noncurrent liabilities		(303)	(524)	(238)	(260)
Total amount recognized		$1,359	$(524)	$(256)	$(277)

Amounts recognized in Accumulated other comprehensive loss
(iii) Amounts recognized in Accumulated other comprehensive loss (Note 18)
		Pensions		Other postretirement benefits
In millions	December 31,	2013	2012	2013	2012
Net actuarial gain (loss)		$(1,515)	$(3,264)	$27	$6
Prior service cost		$(22)	$(26)	$(5)	$(6)

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
(iv) Information for the pension plans with an accumulated benefit obligation in excess of plan assets
		Pensions		Other postretirement benefits
In millions	December 31,	2013	2012	2013	2012
Projected benefit obligation		$527	$526	N/A	N/A
Accumulated benefit obligation		$475	$461	N/A	N/A
Fair value of plan assets		$224	$201	N/A	N/A

Components of net periodic benefit cost (income)

(v) Components of net periodic benefit cost (income)
Pensions	Other postretirement benefits
In millions	Year ended December 31,	2013	2012	2011	2013	2012	2011
Service cost	$155	$134	$124	$3	$4	$4
Interest cost	658	740	788	11	13	14
Curtailment gain	-	-	-	-	(6)	(1)
Settlement loss (gain) (1)	4	(12)	3	-	-	-
Expected return on plan assets	(958)	(994)	(1,005)	-	-	-
Amortization of prior service cost	4	4	2	1	3	2
Amortization of net actuarial loss (gain)	227	119	8	(1)	-	-
Net periodic benefit cost (income)	$90	$(9)	$(80)	$14	$14	$19

(1)	Includes the settlement gain related to the termination of the former CEO's retirement benefit plan in 2012.
The estimated prior service cost and net actuarial loss for defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $4 million and $129 million, respectively.
The estimated prior service cost and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $2 million and $4 million, respectively.

Weighted-average assumptions used in accounting for pensions and other postretirement benefits

(vi) Weighted-average assumptions used in accounting for pensions and other postretirement benefits
	Pensions			Other postretirement benefits
December 31,	2013	2012	2011	2013	2012	2011

To determine projected benefit obligation
Discount rate (1)	4.73%	4.15%	4.84%	4.69%	4.01%	4.70%
Rate of compensation increase (2)	3.00%	3.00%	3.25%	3.00%	3.00%	3.25%

To determine net periodic benefit cost
Discount rate (1)	4.15%	4.84%	5.32%	4.01%	4.70%	5.29%
Rate of compensation increase (2)	3.00%	3.25%	3.50%	3.00%	3.25%	3.50%
Expected return on plan assets (3)	7.00%	7.25%	7.50%	N/A	N/A	N/A

(1)	The Company’s discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. The discount rate is determined by management with the aid of third-party actuaries. For the Canadian pension and other postretirement benefit plans, future expected benefit payments at each measurement date are discounted using spot rates from a derived AA corporate bond yield curve. The derived curve is based on observed rates for AA corporate bonds with short-term maturities and a projected AA corporate curve for longer term maturities based on spreads between observed AA corporate bonds and AA provincial bonds. The derived curve is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans’ corresponding expected benefit payments of that year.
(2)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)	To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors. The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2013, the Company used a long-term rate of return assumption of 7.00% on the market-related value of plan assets to compute net periodic benefit cost. The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. In 2014, the Company will maintain the expected long-term rate of return on plan assets at 7.00% to reflect management's current view of long-term investment returns.

Effect of One-Percentage-Point change in assumed health care cost trend Rate

(vii) Health care cost trend rate for other postretirement benefits
For measurement purposes, increases in the per capita cost of covered health care benefits were assumed to be 8% for 2013 and 2014. It is assumed that the rate will decrease gradually to 4.5% in 2028 and remain at that level thereafter.
Assumed health care costs have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in the assumed health care cost trend rate would have the following effect:

In millions	One-percentage-point
	Increase	Decrease
Effect on total service and interest costs	$1	$-
Effect on benefit obligation	$10	$(9)

Estimated future benefit payments

(viii) Estimated future benefit payments
In millions	Pensions	Other postretirement benefits
2014	$991	$18
2015	$1,011	$19
2016	$1,033	$19
2017	$1,048	$19
2018	$1,058	$19
Years 2019 to 2023	$5,367	$95